UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549

                      FORM 13F

                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Madison Investment Advisors, Inc.
Address: 550 Science Drive, Madison, WI 53711
Form 13F File Number: 28-03477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
November 9, 2005

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1 (but also see below)

Form 13F Information Table Entry Total: 94
Form 13F Information Table Value Total: $4,581,766 (thousands)

List of Other Included Managers:

No.  Form 13F File Number  Name

1     028-10986            Madison Asset Management, LLC

  Note that this filing by Madison Investment Advisors, Inc. also includes its separately registered investment advisor subsidiary:
     Madison Mosaic, LLC d/b/a Mosaic Funds

                                TITLE                       FORM 13F INFORMATION TABLE
                                 OF                  VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------------ ---------- --------- -------- -------- --- ---- ------- ---------- ------ -------- ------
Affiliated Managers Group      COM         008252108     5069   70000 SH       SOLE                  70000
Altera Corp.                   COM         021441100     4204  220000 SH       SOLE                 220000
American Eagle Outfitters      COM         02553E106     2388  101500 SH       SOLE                 101500
American International Group   COM         026874107     9914  160000 SH       SOLE                 160000
Amgen, Inc.                    COM         031162100    13161  165200 SH       SOLE                 165200
Apple Computer                 COM         037833100     1796   33500 SH       SOLE                  33500
Applied Materials, Inc.        COM         038222105     5088  300000 SH       SOLE                 300000
Baxter International           COM         071813109    66558 1669366 SH       SOLE                1596789          72577
Bed Bath Beyond Inc            COM         075896100    14867  370000 SH       SOLE                 370000
Berkshire Hathaway Inc. Del Cl COM         084670207   140155   51320 SH       SOLE                  48710           2610
Best Buy Company               COM         086516101     2612   60000 SH       SOLE                  60000
Biogen Idec                    COM         09062x103    10265  260000 SH       SOLE                 260000
Biomet Inc.                    COM         090613100     8330  240000 SH       SOLE                 240000
Boeing                         COM         097023105      459    6750 SH       SOLE                                  6750
Boston Scientific              COM         101137107     7273  311200 SH       SOLE                 311200
Bristol-Myers Squibb           COM         110122108     1032   42887 SH       SOLE                  22267          20620
Cabela's Inc Cl A              COM         126804301    18069  983638 SH       SOLE                 944998          38640
Capital One Finl Corp          COM         14040H105    10338  130000 SH       SOLE                 130000
Carmax, Inc.                   COM         143130102    16086  514431 SH       SOLE                 493626          20805
Charles River Laboratories     COM         159864107    53883 1235275 SH       SOLE                1191453          43822
Check Point Software Tech.     COM         M22465104   111642 4590556 SH       SOLE                4406916         183640
Cintas Corp.                   COM         172908105    21950  534715 SH       SOLE                 517995          16720
Cisco Systems, Inc.            COM         17275R102   121636 6787727 SH       SOLE                6489036         298691
Citigroup, Inc.                COM         172967101   170663 3749177 SH       SOLE                3584303         164874
Coca Cola Co                   COM         191216100    97686 2261773 SH       SOLE                2157258         104515
Comcast, Corp. - Cl A          COM         20030N101      823   28000 SH       SOLE                  28000
Comcast, Corp. - Special Cl A  COM         20030N200   155104 5389304 SH       SOLE                5139886         249418
Community Health Systems       COM         203668108    14960  385468 SH       SOLE                 368983          16485
Costco Wholesale Corp          COM         22160K105    86272 2002126 SH       SOLE                1910437          91689
Countrywide Credit Indus       COM         222372104    10389  315000 SH       SOLE                 315000
Del Monte Foods Co.            COM         24522P103    17018 1586059 SH       SOLE                1518459          67600
Discovery Holding Co-A         COM         25468Y107    11627  805727 SH       SOLE                 776230          29497
Dover Corp.                    COM         260003108   150675 3693912 SH       SOLE                3530955         162957
EBAY Inc.                      COM         278642103     2472   60000 SH       SOLE                  60000
Estee Lauder Companies Class A COM         518439104   112352 3225727 SH       SOLE                3087602         138125
Expeditors International Wash  COM         302130109    18972  334139 SH       SOLE                 320134          14005
Family Dollar Stores           COM         307000109     3974  200000 SH       SOLE                 200000
Fedex Corp                     COM         31428X106     8277   95000 SH       SOLE                  95000
First Data Corp                COM         319963104   166210 4155261 SH       SOLE                3970069         185192
Fiserv, Inc                    COM         337738108   122880 2678884 SH       SOLE                2566858         112026
Flextronics Intl LTD           COM         Y2573F102     7325  570000 SH       SOLE                 570000
Freddie Mac                    COM         313400301    47997  850112 SH       SOLE                 805688          44424
Harley-Davidson Inc            COM         412822108   101411 2093540 SH       SOLE                2002080          91460
Health Mgmt Assoc. Inc.-A      COM         421933102   116247 4952989 SH       SOLE                4737936         215053
Hewitt Associates Inc          COM         42822q100    21817  799753 SH       SOLE                 765433          34320
Hewlett-Packard                COM         428236103    12343  422700 SH       SOLE                 422700
Home Depot                     COM         437076102    13616  357000 SH       SOLE                 357000
IDT Corp.                      COM         448947101     5265  428048 SH       SOLE                 398838          29210
Intel Corp                     COM         458140100    10600  430000 SH       SOLE                 430000
International Game Technology  COM         459902102    22588  836608 SH       SOLE                 806918          29690
Intuit, Inc.                   COM         461202103    20347  454065 SH       SOLE                 442395          11670
Jacobs Engineering Group, Inc. COM         469814107    13925  206607 SH       SOLE                 198147           8460
Johnson & Johnson              COM         478160104   139570 2205591 SH       SOLE                2102989         102602
Kohls Corp                     COM         500255104     8029  160000 SH       SOLE                 160000
Laboratory Crp of Amer Hldgs   COM         50540R409    25813  529933 SH       SOLE                 514508          15425
Liberty Global Inc.-Series C   COM         530555309    18210  707196 SH       SOLE                 678153          29043
Liberty Media Corp - A         COM         530718105   155063 19262483 SH      SOLE               18453205         809278
Linear Tech Corp.              COM         535678106      827   22000 SH       SOLE                  22000
Liz Claiborne                  COM         539320101   119698 3044191 SH       SOLE                2916375         127816
Lowe's Companies               COM         548661107    12880  200000 SH       SOLE                 200000
MBNA Corp.                     COM         55262L100     8131  330000 SH       SOLE                 330000
MGIC Investment                COM         552848103   125751 1958739 SH       SOLE                1876741          81998
Markel Corp.                   COM         570535104    61260  185356 SH       SOLE                 179961           5395
McDonalds                      COM         580135101    97656 2915982 SH       SOLE                2782366         133616
Mercury General Corp.          COM         589400100    23281  388079 SH       SOLE                 371444          16635
Mercury Interactive Corp       COM         589405109     1505   38000 SH       SOLE                  38000
Merrill Lynch                  COM         590188108     9816  160000 SH       SOLE                 160000
Microsoft Corp                 COM         594918104   170226 6615869 SH       SOLE                6308353         307516
Mohawk Industries, Inc.        COM         608190104    86713 1080533 SH       SOLE                1036725          43808
Morgan Stanley                 COM         617446448   155976 2891657 SH       SOLE                2768860         122797
Mylan Labs                     COM         628530107     3582  186000 SH       SOLE                 186000
NASDAQ-100 Index Tracking      COM         631100104    15192  385000 SH       SOLE                 385000
Novartis Ag                    ADR         66987v109   142612 2796310 SH       SOLE                2667475         128835
Odyssey Re Holdings Corp       COM         67612W108    19746  773138 SH       SOLE                 741373          31765
Oracle Systems                 COM         68389X105     1488  120000 SH       SOLE                 120000
Pfizer, Inc.                   COM         717081103     1688   67600 SH       SOLE                  67600
Proctor & Gamble               COM         742718109      208    3500 SH       SOLE                   3500
QLogic Corp                    COM         747277101     5472  160000 SH       SOLE                 160000
Ross Stores, Inc.              COM         778296103     2489  105000 SH       SOLE                 105000
Scripps Co. (E.W.) - Cl A      COM         811054204    14948  299130 SH       SOLE                 286665          12465
Symantec Corp                  COM         871503108   109559 4834925 SH       SOLE                4626975         207950
Target Corporation             COM         87612E106    90199 1736935 SH       SOLE                1664079          72856
Texas Instruments              COM         882508104     1831   54000 SH       SOLE                  54000
Tiffany & Co.                  COM         886547108    15118  380131 SH       SOLE                 367526          12605
Valassis Communications, Inc.  COM         918866104    18036  462701 SH       SOLE                 443856          18845
Viacom Inc. - Cl B             COM         925524308   131676 3988966 SH       SOLE                3803298         185668
Wal-Mart Stores                COM         931142103   141289 3224296 SH       SOLE                3074357         149939
Walgreen Co                    COM         931422109    74245 1708752 SH       SOLE                1632651          76101
Waste Management, Inc.         COM         94106L109   135473 4735172 SH       SOLE                4534478         200694
Wells Fargo & Co               COM         949746101   140535 2399436 SH       SOLE                2288636         110800
White Mountains Insurance Grp  COM         G9618E107    22783   37720 SH       SOLE                  36108           1612
Williams-Sonoma, Inc.          COM         969904101     2033   53000 SH       SOLE                  53000
Willis Group Holdings LTD      COM         G96655108    77625 2067251 SH       SOLE                1978016          89235
Xilinx, Inc.                   COM         983919101     2924  105000 SH       SOLE                 105000